EQUITY (Details) - shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subtotal shares	10,642,170,228	10,658,488,028
Total outstanding shares	10,642,170,228	10,642,170,228
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares	5,330,304,681	5,338,393,881
Preference shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares	5,311,865,547	5,320,094,147
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares		(8,089,200)
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares		(8,228,600)